Report of Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	988,399	930,658
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	108,462	102,039
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	182,089	153,973
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,486,661	2,350,371
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,706,154	2,507,370
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	999,091	940,373
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	474,528	447,225
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	424,505	410,684
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	100,058	82,464
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	108,469	102,052
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,593)	(4,618)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(11,194)	(10,197)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(10,692)	(9,715)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(2,797)	(2,524)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(7,526)	(6,755)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(369)	(436)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (13)